SEGMENT INFORMATION (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 2.	SEGMENT INFORMATION

In accordance with the requirements of the ASC 280 “Segment Reporting,” selected financial information regarding our reportable business segments, IP Licensing, Wholesale, and Direct-to-Consumer, is presented below.  Our reportable segments are determined based on the distinct nature of their operations, and each segment is a strategic business unit that is managed separately and either exploits our content over a different customer base or acquires content differently.  Our IP Licensing segment includes intellectual property (or content) owned or created by us, other than certain fitness related content, that is licensed for exploitation worldwide. The IP Licensing segment also includes our investment in ACL. Our Wholesale segment consists of the acquisition, enhancement and worldwide exploitation of exclusive content in various formats, including DVD, Blu-ray, digital, broadcast (including cable and satellite), VOD, streaming video, downloading and sublicensing. Our Direct-to-Consumer segment consists of our mail-order catalog and e-commerce businesses and our proprietary digital streaming channels.

Management currently evaluates segment performance based primarily on revenue, and operating income (loss), including earnings from ACL. Operating costs and expenses allocated below to Corporate include only those expenses incurred by us at the parent corporate level, which are not allocated to our reporting segments, and include costs associated with RLJE’s corporate functions such as finance and accounting, human resources, legal and information technology departments.  Interest expense, change in the fair value of stock warrants, other income (expense) and benefit (provision) for income tax are evaluated by management on a consolidated basis and are not allocated to our reportable segments.  The following tables summarize the segment contribution for the three-month periods ended March 31, 2015 and 2014:

(In thousands)	Three Months Ended March 31, 2015
	IP Licensing	Wholesale	Direct-to- Consumer	Corporate	Total

Revenue	$458	$17,987	$7,671	$—	$26,116
Operating costs and expenses	(487)	(19,502)	(9,275)	(3,027)	(32,291)
Depreciation and amortization	(29)	(368)	(670)	(98)	(1,165)
Share in ACL earnings	250	—	—	—	250
Segment contribution	$192	$(1,883)	$(2,274)	$(3,125)	$(7,090)

(In thousands)	Three Months Ended March 31, 2014
	IP Licensing	Wholesale	Direct-to- Consumer	Corporate	Total

Revenue	$13	$21,350	$8,909	$—	$30,272
Operating costs and expenses	(183)	(22,936)	(9,376)	(2,627)	(35,122)
Depreciation and amortization	(25)	(665)	(790)	(43)	(1,523)
Share in ACL earnings	305	—	—	—	305
Segment contribution	$110	$(2,251)	$(1,257)	$(2,670)	$(6,068)

Included in our Wholesale segment contribution for the year three months ended March 31, 2014 is a loss of $3.1 million incurred during the sell-off period under a terminated feature film content output deal.

A reconciliation of total segment contribution to income (loss) before provision for income taxes is as follows:

(In thousands)	Three Months Ended March 31,
	2015	2014

Total segment loss	$(7,090)	$(6,068)
Interest expense, net	(2,943)	(2,018)
Change in fair value of stock warrants	497	(1,800)
Other expense	(776)	123
Loss before provision for income taxes	$(10,312)	$(9,763)

Total assets for each segment primarily include accounts receivable, inventory, and investments in content. The Corporate segment primarily includes assets not fully allocated to any other segments including consolidated cash accounts, certain prepaid assets and fixed assets used across all segments.

Total assets by segment are as follows:

(In thousands)	March 31,	December 31,
	2015	2014

IP Licensing	$24,820	$30,197
Wholesale	140,141	140,935
Direct-to-Consumer	9,009	12,049
Corporate	4,398	8,873
	$178,368	$192,054

NOTE 3.	SEGMENT INFORMATION

In accordance with the requirements of the ASC 280 “Segment Reporting,” selected financial information regarding our reportable business segments, IP Licensing, Wholesale, and Direct-to-Consumer, is presented below.  Our reportable segments are determined based on the distinct nature of their operations, and each segment is a strategic business unit that is managed separately and either exploits our content over a different customer base or acquires content differently.  Our IP Licensing segment includes intellectual property (or content) owned or created by us, other than certain fitness related content, that is licensed for exploitation worldwide. The IP Licensing segment includes our investment in ACL. Our Wholesale segment consists of the acquisition, content enhancement and worldwide exploitation of exclusive content in various formats, including DVD, Blu-ray, digital, broadcast (including cable and satellite), VOD, streaming video, downloading and sublicensing. Our Direct-to-Consumer segment consists of our mail-order catalog and e-commerce businesses and our proprietary digital streaming channels.

Management currently evaluates segment performance based primarily on revenue, and operating income (loss), including earnings from ACL. Operating costs and expenses allocated below to Corporate include only those expenses incurred by us at the parent corporate level, which are not allocated to our reporting segments, and include costs associated with RLJE’s corporate functions such as finance and accounting, human resources, legal and information technology departments.  Interest expense, change in the fair value of stock warrants, loss on extinguishment of debt, other income (expense) and benefit (provision) for income tax are evaluated by management on a consolidated basis and are not allocated to our reportable segments.

The following tables summarize the segment contribution for the years ended December 31, 2014 and 2013:

(In thousands)	Year Ended December 31, 2014
	IP Licensing	Wholesale	Direct-to- Consumer	Corporate	Total

Revenue	$8,752	$91,379	$37,558	$—	$137,689
Operating costs and expenses	(6,662)	(85,595)	(41,413)	(11,975)	(145,645)
Depreciation and amortization	(115)	(1,684)	(3,415)	(480)	(5,694)
Goodwill impairment	—	—	(981)	—	(981)
Share in ACL earnings	2,580	—	—	—	2,580
Segment contribution	$4,555	$4,100	$(8,251)	$(12,455)	$(12,051)

(In thousands)	Year Ended December 31, 2013
	IP Licensing	Wholesale	Direct-to- Consumer	Corporate	Total

Revenue	$8,019	$115,397	$41,414	$—	$164,830
Operating costs and expenses	(7,967)	(118,455)	(44,762)	(11,087)	(182,271)
Depreciation and amortization	(89)	(3,115)	(2,931)	(39)	(6,174)
Share in ACL earnings	3,296	—	—	—	3,296
Segment contribution	$3,259	$(6,173)	$(6,279)	$(11,126)	$(20,319)

Operating costs and expenses exclude costs related to depreciation and amortization, as well as goodwill impairments, which are separately presented in the tables above.  Included in our Wholesale segment contribution for the year ended December 31, 2014 is a loss of $3.1 million incurred during the sell-off period under a terminated feature film content output deal that was recognized in the first quarter of 2014.

During the year ended December 31, 2013, we recognized additional operating costs and expenses of approximately $11.5 million, which was primarily recognized within our Wholesale segment as follows:  $4.6 million when management entered into an early termination of a feature film content output deal, increased reserves for inventory and content impairments in the aggregate of approximately $3.4 million, primarily attributable to costs associated with transitioning of the Image/Madacy product line, increased integration costs from a distributor when we combined our Image and Acorn operations of $1.1 million, and $2.4 million associated with entering into certain severance agreements.

A reconciliation of total segment contribution to income (loss) before provision for income taxes is as follows:

(In thousands)	Years Ended December 31,
	2014	2013

Total segment loss	$(12,051)	$(20,319)
Interest expense, net	(9,459)	(8,279)
Change in fair value of stock warrants	3,522	201
Loss on extinguishment of debt	(1,457)	—
Other expense	(1,356)	(479)
Loss before provision for income taxes	$(20,801)	$(28,876)

Total revenue by geographical location is as follows:

(In thousands)	Years Ended December 31,
	2014	2013

United States	$112,325	$138,964
United Kingdom	23,501	24,103
Other	1,863	1,763
Net Revenues	$137,689	$164,830

Revenues are attributed to geographical locations based on where our customers reside.

Total assets for each segment primarily include accounts receivable, inventory, and investments in content. The Corporate segment primarily includes assets not fully allocated to a segment including consolidated cash accounts, certain prepaid assets and fixed assets used across all segments.

Total assets by segment are as follows:

(In thousands)	December 31,
	2014	2013

IP Licensing	$30,197	$36,127
Wholesale	140,935	160,968
Direct-to-Consumer	12,049	15,964
Corporate	8,873	7,211
	$192,054	$220,270

During the year ended December 31. 2014, we had capital expenditures of $2.0 million, which includes $300,000 that was accrued for in accounts payable.  The capital expenditures by segment during 2014 were $437,000, $716,000, $437,000 and $365,000 for the IP Licensing, Wholesale, Direct-to-Consumer and Corporate segments, respectively.

Long-lived assets by geographical location are as follows:

(In thousands)	December 31,
	2014	2013

United States	$111,445	$127,260
United Kingdom	39,400	45,310
Other	1,496	1,586
Total long-lived assets	$152,341	$174,156

Long-lived assets include goodwill, other intangibles assets, equity investment in ACL, investments in content, and property, equipment and improvements.